Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
	For the year ended December 31,
	2014	2013	2012

Net (loss) income for earnings per share	$(2,288)	$8,444	$4,213

Weighted average shares used in diluted computation - basic and diluted	17,406,069	17,193,189	17,059,575

Earnings per share – basic and diluted	$(0.13)	$0.49	$0.25